Cash flow disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow disclosures
Other receivables and credits	$ (32,429)	$ (55,064)	$ (4,503)
Inventories	(1,551)	(3,566)	(2,767)
Other liabilities	(19,323)	989	(4,985)
Changes in working capital	$ (53,303)	$ (57,641)	$ (12,255)